Other liabilities	12 Months Ended
Dec. 31, 2020
Other liabilities
Other liabilities

25.  Other liabilities

In connection with IPO, the Group has signed the Deposit Agreement for the five years from May 8, 2019 till May 8, 2024, in accordance with which the Group has received the advance in the amount of RUB 169,780 thousand from the depositary as a consideration for the serving as a sole depositary of the Group’s ADSs during the contract period. In connection with the subsequent public offering in July 2020, the Group has received further contribution from the depositary in the amount of RUB 58,918 thousand for the five years from July 20, 2020 till July 20, 2025.

The income is recognized on a straight-line basis over the period of the contract (taking into account the significant financing component) and amounted to RUB 41,617 thousand for the year ended December 31, 2020 and RUB 22,095 thousand for the year ended December 31, 2019. The income is presented in “Other income” in the consolidated statement of income and comprehensive income.

The advance is presented in “Other non-current liabilities” and “Other current liabilities” in the consolidated statement of financial position, and a change in the other liabilities relating to the Deposit Agreement of RUB 17,300 thousand (for the year ended December 31, 2019 - RUB 147,685 thousand) is included in “Change in other liabilities” in the consolidated statement of cash flows.

	December 31,	December 31,
(in thousands of Russian Roubles)	2020	2019
Non-current other liabilities
Advance from depositary	142,531	126,828
Total	142,531	126,828
Current other liabilities
Advance from depositary – current portion	38,759	23,880
Total	38,759	23,880